Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Simplify Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2022
Prospectus Date	rr_ProspectusDate	Jan. 28, 2022
Simplify Macro Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - SIMPLIFY MACRO STRATEGY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective: Simplify Macro Strategy ETF (the “Fund”) seeks to provide absolute returns.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds and mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to create a long bias cross-asset portfolio by investing in equity, fixed income, and alternative ETFs and derivatives. A long bias cross-asset portfolio is a risk-balanced portfolio of asset classes structured to provide equity-like returns with less risk and more consistent returns. Macro in the Fund’s name is a reference to the adviser’s investment and trading strategy that is based on its economic interpretation of large economic events on the national, regional, and global scale.

Equity, Fixed Income, and Alternative Strategy

The Fund will primarily invest in equity, fixed income, and alternative ETFs that are managed by the adviser. The Fund classifies fixed income ETFs as ETFs that invest in debt securities of any credit quality or maturity. Fixed income ETFs may invest in securities with credit quality below investment grade (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality. Equity ETFs are ETFs that invest in the equity securities of U.S. companies. The Fund defines Alternatives ETFs as ETFs that invest in a variety of assets including commodity, and foreign exchange futures contracts, VIX short term futures (futures on CBOE Volatility Index), high yield related fixed income and high-income generating ETFs.

Derivatives Overlay

The Fund may invest up to 20% of the Fund’s portfolio in derivatives. Such derivatives include equity, treasury, commodity, and currency futures (derivative contracts that obligate the buyer or seller to transact at a set price and predetermined time) and exchange-traded and over the counter (“OTC”) put and call options on equities, treasuries, commodities, and currencies or futures. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period. The Fund may invest in total return swaps such as swaps on high yield debt instruments or high yield indexes or equity indexes as reference assets.

The option overlay is a strategic, persistent exposure meant to partially hedge against market declines. If the market goes up, the Fund’s returns may outperform the market because the adviser will sell or exercise the call options. If the market goes down, the Fund’s returns may fall less than the market because the adviser will sell or exercise the put options.

The adviser selects derivatives based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options typically based on maturity. The adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the use of derivatives is intended to improve the Fund’s performance, there is no guarantee that it will do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance. The adviser’s overlay strategy will not fully protect the Fund from declines in the market.

Affiliated Investment Company Risk. The Fund will invest in affiliated underlying funds (the “Affiliated Funds”), unaffiliated underlying funds, or a combination of both. The adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the Affiliated Funds. The adviser will receive more revenue to the extent it selects Affiliated Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the adviser may have an incentive to allocate the Fund’s assets to those Affiliated Funds for which the net advisory fees payable to the adviser are higher than the fees payable by other Affiliated Funds. The adviser has agreed to waive any portion of its management fee earned by investing the Fund’s assets invested in an Affiliated Fund.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks: The Fund is structured as an ETF and will invest in underlying ETFs. As a result, the Fund is subject to special risks, including:

•	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Foreign Exchange Risk. Because options held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. The use of leverage by the Fund, such as the use of options or futures, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Option Risk. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Underlying Fund Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the adviser expects the principal investments risks of such ETFs will be similar to the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 772-8488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.simplify.us
Simplify Macro Strategy ETF | Simplify Macro Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240
Simplify High Yield PLUS Credit Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - SIMPLIFY HIGH YIELD PLUS CREDIT HEDGE ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: Simplify High Yield PLUS Credit Hedge ETF (the “Fund”) seeks to maximize current income by investing primarily in high-yield bonds while mitigating credit risk.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The adviser seeks to achieve the Fund’s investment objective by investing in high yield bonds also known as “junk bonds” primarily by purchasing exchange traded funds and applying a credit hedge derivatives strategy to the Fund’s investments.

High Yield Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality. The adviser does not frequently trade securities but seeks to maintain consistent exposure to such companies through its investments in ETFs. The adviser determines which securities to purchase based on factors such as price, liquidity, and track record.

The underlying exchange traded funds that the Fund will invest in may target high yield bonds with different maturities, durations, and quality requirements in connection with their investment strategies. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. When the bond reaches maturity, the Fund is repaid its par, or face value. A bond’s quality is a reference to the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer's financial strength or its ability to pay a bond's principal and interest in a timely fashion. For instance, a "AAA" high-grade rated bond offers more security and lower profit potential (lower yield) than a "B-" rated speculative bond.

Credit Hedge Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives. The derivatives overlay consists of purchasing exchange-traded and over the counter (“OTC”) put and call options on the equity or fixed income index or equity or fixed income ETFs and by purchasing total return swaps. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock or other asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock or other asset at a specified price (strike price) within a specific time period. The Fund will invest in total return swaps that use fixed income instruments or fixed income indexes or ETFs as reference assets, and equity indexes or equity ETFs.

The adviser selects derivatives based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based typically on maturity. The adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the use of derivatives is intended to improve the Fund’s performance, there is no guarantee that it will do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Longer maturity and longer duration bond prices will decline more in response to rising interest rates. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance. The adviser’s overlay strategy will not fully protect the Fund from declines in the market.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks: The Fund is structured as an ETF and will invest in underlying ETFs. As a result, the Fund is subject to special risks, including:

•	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Leverage Risk. The use of leverage by the Fund, such as the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Option Risk. As the buyer of a put or call options, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Underlying Fund Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the adviser expects the principal investments risks of such ETFs will be similar to the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 772-8488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.simplify.us
Simplify High Yield PLUS Credit Hedge ETF | Simplify High Yield PLUS Credit Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 215
Simplify Aggregate Bond PLUS Credit Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - SIMPLIFY AGGREGATE BOND PLUS CREDIT HEDGE ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: Simplify Aggregate Bond PLUS Credit Hedge ETF (the “Fund”) seeks to maximize total return by investing primarily in investment grade bonds while mitigating credit risk.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The adviser seeks to achieve the Fund’s investment objective by investing in investment grade bonds primarily by purchasing exchange traded funds and applying a credit hedge overlay to the Fund’s investments.

Bond Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. investment grade bonds primarily by purchasing exchange traded funds (“ETFs”).

The Fund pursues its strategy primarily by purchasing ETFs that invest principally in the U.S. investment grade bonds. The adviser does not frequently trade securities but seeks to maintain consistent exposure to such companies through its investments in ETFs. The adviser determines which ETFs to purchase based on factors such as price, liquidity, and track record. The adviser selects ETFs that are representative of an asset class, have a minimum five-year track record, adequate trading volume relative to the Fund's size.

The underlying ETFs that the Fund will invest in may target bonds with different maturities, durations, and quality requirements in connection with their investment strategies. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. When the bond reaches maturity, the Fund is repaid its par, or face value. A bond’s quality is a reference to the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer's financial strength or its ability to pay a bond's principal and interest in a timely fashion. For instance, a "AAA" high-grade rated bond offers more security and lower profit potential (lower yield) than a "B-" rated speculative bond.

Credit Hedge Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives. The derivatives overlay consists of purchasing exchange-traded and over the counter (“OTC”) put and call options on equity indexes, ETFs, and by purchasing total return swaps. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock or other asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock or other asset at a specified price (strike price) within a specific time period. The Fund will invest in total return swaps that use investment grade or high yield debt instruments or investment grade or high yield indexes as reference assets and equity indexes or ETFs.

The adviser selects derivatives based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based typically on maturity . The adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the use of derivatives is intended to improve the Fund’s performance, there is no guarantee that it will do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Fixed Income Securities. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance. The adviser’s overlay strategy will not fully protect the Fund from declines in the market.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Structure Risks. The Fund is structured as an ETF and will invest in underlying ETFs. As a result, the Fund is subject to special risks, including:

•	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. The use of leverage by the Fund, such as the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Option Risk. As the buyer of put and call options, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Underlying Fund Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the adviser expects the principal investments risks of such ETFs will be similar to the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 772-8488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.simplify.us
Simplify Aggregate Bond PLUS Credit Hedge ETF | Simplify Aggregate Bond PLUS Credit Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AGGH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 148
Simplify Managed Futures Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - SIMPLIFY MANAGED FUTURES STRATEGY ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: Simplify Managed Futures Strategy ETF (the “Fund”) seeks long term capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The adviser seeks to achieve the Fund’s investment objective by investing in various types of futures contracts. The adviser delegates selection of futures contracts for the Fund’s portfolio to a futures adviser, Altis Partners (Jersey) Limited (the “Futures Adviser”).

Under normal market conditions, the Fund invests in a portfolio of equity, U.S. Treasury, commodity, and foreign exchange futures contracts (collectively, “Futures Contracts”). The Fund attempts to capture the economic benefit derived from rising trends based on the price changes of these Futures Contracts. Each month, each Futures Contract will generally be positioned long if it is experiencing a positive price trend. The Fund may take short positions if the Futures contract is experiencing a negative price trend. This positioning is based on a comparison of the recent returns of each Futures Contract and the Futures Adviser’s models that analyze various inputs including measures of relative and absolute momentum signals (prices trending higher or lower over various look back periods). The Fund will also hold short-term U.S. Treasury securities or other high credit quality, short-term fixed-income or similar securities (such as shares of money market funds and collateralized repurchase agreements) for direct investment or as collateral for Futures Contracts. The Fund may also invest up to 100% of its assets in any short-term U.S. Treasury securities or other high credit quality, short-term fixed-income or similar securities (such as shares of money market funds and collateralized repurchase agreements) . Reverse repurchase agreements are contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as an indirect means of borrowing.

Typically, the Fund will not invest directly in commodity futures contracts. The Fund expects to gain exposure to these investments by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Simplify Asset Management Inc., the Fund’s investment advisor; and the Fund’s Futures Adviser (Altis Partners (Jersey) Limited) provides futures advice to Simplify Asset Management Inc. with respect to the Subsidiary. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance. The adviser’s overlay strategy will not fully protect the Fund from declines in the market.

Commodity and Currency Risk. Investments linked to commodity or currency futures contracts can be highly volatile compared to investments in traditional securities, and funds holding instruments linked to commodity or currency futures contracts may experience large losses. The value of instruments linked to commodity or currency futures contracts may be affected by market movements, commodity or currency benchmarks (as the case may be), volatility, changes in interest rates, or factors affecting a particular industry, commodity or currency. For example, commodity futures contracts may be affected by numerous factors, including drought, floods, fires, weather, livestock disease, pipeline ruptures or spills, embargoes, tariffs and international, economic, political or regulatory developments. In particular, trading in natural gas futures contracts (or other financial instruments linked to natural gas) has historically been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and will invest in underlying ETFs. As a result, the Fund is subject to special risks, including:

•	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

o	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Foreign Currency Risk. The Fund holds investments that provide exposure to non-U.S. currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Futures Adviser Risk. The Futures Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Leverage Risk. The use of leverage by the Fund, such as the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Option Risk. As the buyer of put and call options, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Rolling Futures Contract Risk. The Fund will invest in and have exposure to Futures Contracts and is subject to risks related to rolling. Rolling occurs when the Fund closes out of a Futures Contract as it nears its expiration and replaces it with a contract that has a later expiration. The Fund does not intend to hold Futures Contracts through expiration, but instead intends to “roll” its futures positions. When the market for these Futures Contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher Futures Contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for the Fund.

Reverse Repurchase Agreements Risk. Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Reverse Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

Underlying Fund Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the adviser expects the principal investments risks of such ETFs will be similar to the risks of investing in the Fund.

U.S. Treasury Market Risk. The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 772-8488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.simplify.us
Simplify Managed Futures Strategy ETF | Simplify Managed Futures Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CTA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.